Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Short-Term Lease - Short-term office rental fees [Member]	Jun. 30, 2024 USD ($)
Schedule of Future Minimum Lease Payments under Short-Term Lease [Line Items]
Future minimum lease payments, Less than one year	$ 169,902
Future minimum lease payments, Total	$ 169,902